Financial Statement Information - Reconciliation of Change in Estimated Allowance for Doubtful Accounts, and Product Returns (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts
Beginning Balance	$ 735	$ 221	$ 221	$ 253	$ 218
Provision for doubtful accounts and return reserves	$ 664	$ 666	632	70	188
Write-offs and adjustments, net of recoveries			(118)	(102)	(153)
Ending Balance			$ 735	$ 221	$ 253